Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings (Accumulated Deficit) [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]
Beginning Balance, Shares, Outstanding at Dec. 31, 2013			672,549,952
Beginning Balance, Equity at Dec. 31, 2013		$ 711,682	$ 67	$ 1,584,211		$ (848,870)	$ 24,830	$ 713,651	$ (1,969)
Beginning Balance, Treasury Stock, Shares at Dec. 31, 2013					4,432,800
Beginning Balance, Treasury Stock, Value at Dec. 31, 2013					$ (46,587)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(63,919)				(73,090)		(73,090)	9,171
Foreign currency translation adjustments		(11,625)					(11,812)	(11,812)	187
Pension liability adjustment		1,500					(1,500)	(1,500)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax		(1,500)
Unrealized gain (loss) on available-for-sale debt security, net of tax		621					621	621
Common stock issued in connection with acquisition of business, shares			(15,255,180)
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 2
Stock Issued During Period, Value, Acquisitions		173,815		173,813				173,815
Shares issued to settle liability-classified awards, shares			102,180
Shares issued to settle liability-classified awards and contingent consideration		1,041		1,041				1,041
Purchase of Interests in Consolidated Subsidiaries		(3,895)		(6,310)				(6,310)	(2,415)
Exercise of stock options, shares			1,029,471
Exercise of stock options, value		1,118	$ 0	1,118				1,118
Vesting of restricted stock units, shares			17,323,096
Vesting of restricted stock units, value			$ 1	(1)
Shares issued under employee stock purchase plan, shares			857,171
Shares issued under employee stock purchase plan, value		5,396		5,396				5,396
Tax withholding related to net share settlements of stock-based compensation awards, shares			(5,708,990)
Tax withholding related to net share settlements of stock-based compensation awards, value		(44,509)		(44,509)				(44,509)
Stock-based compensation on equity-classified awards		133,230		133,230				133,230
Excess tax benefits on stock-based compensation awards		(569)		569				569
Purchases of treasury stock, shares					(22,806,304)
Purchases of treasury stock, value		(151,880)			$ (151,880)			(151,880)
Partnership distributions to noncontrolling interest holders		(7,312)							(7,312)
Ending Balance, Treasury Stock, Shares at Dec. 31, 2014					27,239,104
Ending Balance, Treasury Stock, Value at Dec. 31, 2014					$ (198,467)
Ending Balance, Shares, Outstanding at Dec. 31, 2014			701,408,060
Ending Balance, Equity at Dec. 31, 2014		764,944	$ 70	1,847,420		(921,960)	35,763	762,826	2,118
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss		(73,090)
Foreign currency translation		11,625					11,812	11,812	(187)
Net loss		33,679				20,668		20,668	13,011
Foreign currency translation adjustments		(15,497)					(15,497)	(15,497)	0
Pension liability adjustment		113					(13)	(13)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax		(13)
Unrealized gain (loss) on available-for-sale debt security, net of tax		(41)					(41)	(41)
Common stock issued in connection with acquisition of business, shares			(2,203,861)
Exercise of stock options, shares			673,608
Exercise of stock options, value		951		951				951
Vesting of restricted stock units, shares			21,306,534
Vesting of restricted stock units, value			$ 3	(3)
Shares issued under employee stock purchase plan, shares			1,037,198
Shares issued under employee stock purchase plan, value		4,857		4,857				4,857
Tax withholding related to net share settlements of stock-based compensation awards, shares			(6,841,839)
Tax withholding related to net share settlements of stock-based compensation awards, value		(40,819)	$ (1)	(40,818)				(40,819)
Stock-based compensation on equity-classified awards		156,386		156,386				156,386
Excess tax benefits on stock-based compensation awards		(4,340)		4,340				4,340
Purchases of treasury stock, shares					(101,229,061)
Purchases of treasury stock, value		(446,574)			$ (446,574)			(446,574)
Partnership distributions to noncontrolling interest holders		(13,940)							(13,940)
Ending Balance, Treasury Stock, Shares at Dec. 31, 2015					(128,468,165)
Ending Balance, Treasury Stock, Value at Dec. 31, 2015		(645,041)			$ (645,041)
Ending Balance, Shares, Outstanding at Dec. 31, 2015			719,787,422
Ending Balance, Equity at Dec. 31, 2015		470,587	$ 72	1,964,453		(901,292)	51,206	469,398	1,189
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss		20,668
Foreign currency translation		15,497					15,497	15,497	0
Cumulative Effect on Retained Earnings, Net of Tax		(3,131)				(3,131)		(3,131)
Net loss		(183,323)				(194,587)		(194,587)	11,264
Foreign currency translation adjustments		(5,988)					(5,988)	(5,988)	0
Pension liability adjustment		(830)					928	928	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax		928
Unrealized gain (loss) on available-for-sale debt security, net of tax		(70)					(70)	(70)
Common stock issued in connection with acquisition of business, shares			(196,968)
Common stock issued in connection with acquisition of business, net of issuance costs		0	$ 0	0				0
Exercise of stock options, shares			491,483
Exercise of stock options, value		620		620				620
Vesting of restricted stock units, shares			22,698,324
Vesting of restricted stock units, value			$ 3	(3)
Shares issued under employee stock purchase plan, shares			1,669,782
Shares issued under employee stock purchase plan, value		4,358		4,358				4,358
Tax withholding related to net share settlements of stock-based compensation awards, shares			(7,918,272)
Tax withholding related to net share settlements of stock-based compensation awards, value		(31,161)	$ (1)	(31,160)				(31,161)
Stock-based compensation on equity-classified awards		131,114		131,114				131,114
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt				67,014
Excess tax benefits on stock-based compensation awards		(67,014)						(67,014)
Purchase of Convertible Note Hedges		(59,163)		(59,163)				(59,163)
Adjustments to Additional Paid in Capital, Warrant Issued		35,495		35,495				35,495
Purchases of treasury stock, shares					(43,227,743)
Purchases of treasury stock, value		(162,383)			$ (162,383)			(162,383)
Partnership distributions to noncontrolling interest holders		(11,811)							(11,811)
Ending Balance, Treasury Stock, Shares at Dec. 31, 2016					(171,695,908)
Ending Balance, Treasury Stock, Value at Dec. 31, 2016		(807,424)			$ (807,424)
Ending Balance, Shares, Outstanding at Dec. 31, 2016			736,531,771
Ending Balance, Equity at Dec. 31, 2016		265,062	$ 74	$ 2,112,728		$ (1,099,010)	58,052	264,420	642
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss	[1]	(194,587)
Foreign currency translation		$ 5,988					$ 5,988	$ 5,988	$ 0

[1]	(2)The shares of Class A and Class B common stock had equal dividend rights and converted into shares of common stock on a one-for-one basis on October 31, 2016. This full year column reflects the weighted-average Class A and Class B common shares outstanding for the period from January 1, 2016 through the October 31, 2016 conversion date and the weighted average common shares outstanding for the period from November 1, 2016 through December 31, 2016 in the denominator of the basic and diluted loss per share calculations for the year ended December 31, 2016.